Note 1 - Corporate Information 1 (Details Textual) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 27, 2024	Jul. 18, 2023	May 31, 2013
Net Income (Loss) Attributable to Parent	$ (13,500)	$ (6,775)	$ (2,832)	$ (13,483)	$ (1,848)	$ 18,691	$ (27,552)
Retained Earnings (Accumulated Deficit)		(89,784)		(89,784)		(76,301)	(94,992)
Pieris Pharmaceuticals, Inc. [Member]
Reduction in Workforce, Percentage									70.00%
Reduction in Workforce, Cost						7,500
Cash, Cash Equivalents, and Short-Term Investments		19,400		19,400		26,400
Net Income (Loss) Attributable to Parent		(2,887)	$ (10,752)	(11,369)	$ (19,959)	(24,543)	(33,277)
Retained Earnings (Accumulated Deficit)		$ (326,333)		$ (326,333)		$ (314,964)	$ (290,421)
Pieris Pharmaceuticals, Inc. [Member] | B P Assets X I I Inc [Member] | License [Member] | Exclusive Product License Agreement [Member] | Phase 2 Trials [Member]
Contracts Receivable, Claims and Uncertain Amounts								$ 15,000
Pieris Pharmaceuticals, Inc. [Member] | B P Assets X I I Inc [Member] | License [Member] | Exclusive Product License Agreement [Member] | Pivotal Clinical Trials [Member]
Contracts Receivable, Claims and Uncertain Amounts								40,000
Pieris Pharmaceuticals, Inc. [Member] | Subsequent Event [Member] | B P Assets X I I Inc [Member] | License [Member] | Exclusive Product License Agreement [Member] | Phase 2 Trials [Member]
Contracts Receivable, Claims and Uncertain Amounts								20,000
Pieris Pharmaceuticals, Inc. [Member] | Subsequent Event [Member] | B P Assets X I I Inc [Member] | License [Member] | Exclusive Product License Agreement [Member] | Pivotal Clinical Trials [Member]
Contracts Receivable, Claims and Uncertain Amounts								$ 55,000
Pieris Pharmaceuticals GmbH [Member] | Pieris Pharmaceuticals, Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired										100.00%